Bull & Bear Advisers, Inc.
                                                  11 Hanover Square
                                                  New York, NY 10005


May 22, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

VIA EDGAR

        Re: Bull & Bear Special Equities Fund, Inc. -- File No. 33-2847 Rule 497(j) Certification

Dear Sir or Madam:

         Pursuant to section (j) of Rule 497 under the Securities Act of 1933, as amended, Bull & Bear Special Equities Fund, Inc. ("Registrant") hereby certifies:

1. The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the Registrant's most recently filed registration statement; and

2. The text of the Registrant's most recent registration statement has been filed electronically.

         Should you have any questions or require any additional information, please do not hesitate to contact me directly at (212) 785-0900, extension 208 or Thomas B. Winmill at extension 222. Thank you very much.

                                                 Very truly yours,

                                            BULL & BEAR ADVISERS, INC.


                                              By: William J. Maynard
                                                  Vice President


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